Capital Stock (Details Textual) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Feb. 26, 2011	May 27, 2010	Mar. 03, 2012 USD ($) Y	Feb. 26, 2011 USD ($)	Feb. 27, 2010 USD ($)	Apr. 04, 2012	Mar. 03, 2012 Stock Options [Member] USD ($)	Feb. 26, 2011 Stock Options [Member] USD ($)	Apr. 04, 2012 Stock Options [Member]	Feb. 05, 2009 Ontario Securities Commission [Member] USD ($)	Feb. 05, 2009 Ontario Securities Commission [Member] CAD	Mar. 03, 2012 Restricted Stock [Member] USD ($)	Feb. 26, 2011 Restricted Stock [Member] USD ($)	Feb. 27, 2010 Restricted Stock [Member] USD ($)	Apr. 04, 2012 Restricted Stock [Member]	Mar. 03, 2012 Restricted Stock Unit Activity [Member] USD ($)	Apr. 04, 2012 Deferred Stock Unit [Member]	Mar. 03, 2012 Deferred Stock Unit [Member] USD ($)	Feb. 26, 2011 Deferred Stock Unit [Member] USD ($)	Mar. 03, 2012 Common Class A [Member]	Feb. 26, 2011 Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding	523,868,644		524,159,844	523,868,644		524,000,000			4,000,000						8,000,000		100,000			0	0
Stock options vesting period							five years
Period of stock option exercisable from the grant date							Six years to a maximum of ten years
Approximate amount of contribution made as a result of the settlement agreement reached with the Ontario Securities Commission											83
Outstanding benefit arising from incorrectly priced stock options										38
Contribution to defray costs incurred by RIM in the investigation and remediation of stock options											45
Contribution to defray costs incurred by company in the investigation and remediation of stock options paid in advance											15
Cash received from stock options							9	67
Compensation expense of restricted stock												70	42	21
Unrecognized compensation expense related to Restricted Share Unit Plan			17													167
Weighted average vesting period related to unrecognized stock-Based compensation on unvested stock options			1.2													1.6
Equity instruments other than options outstanding	2,703,000		8,595,000	2,703,000														100,000	100,000
Liability related to Deferred Share Unit Plan																		2	3
Capital Stock (Textual) [Abstract]
Preferred shares outstanding	0		0	0
Percentage of company's outstanding common shares			5.00%
Company's outstanding common shares			26,000,000
Common shares repurchased and cancelled			0
Stock-based compensation expense			27	31	37
Stock Options Available for Future Grants, Number			15,000,000
Number of Vested RIM Options Undertaken Not to be Exercised for Common Shares in RIM			1,160,129
Number of options expired in satisfaction of the undertakings not to exercise options	391,292	758,837
Options Outstanding, Vested and Exercisable			10,000
Intrinsic value of stock options exercised			$ 1
Tax deficiencies			2	1
Tax benefits realized					2
Fair Value of Stock Options Vested During the Year			27
Number of options granted (000's)					559,000
Compensation expense of restricted stock												70	42	21
Purchase of Common Stock by a Trustee to be Accounted for as Treasury Stock, Shares			6,316,780	1,470,703
Purchase of treasury stock			$ 156	$ 76	$ 94
Stock issued related to Deferred Share Unit Plan			100,000